UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance New York Municipal Opportunities Fund

Class A EXNYX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$71,852,514
# of Portfolio Holdings	95
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.4%
Electric Utilities	4.3%
Industrial Development Revenue	4.5%
Water and Sewer	6.6%
Hospital	7.4%
Housing	8.5%
Education	9.0%
Special Tax Revenue	15.3%
Transportation	16.0%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	1.7%
BB	3.8%
BBB	10.6%
A	10.7%
AA	56.9%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EXNYX-TSR-SAR

Eaton Vance New York Municipal Opportunities Fund

Class C EZNYX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$71,852,514
# of Portfolio Holdings	95
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.4%
Electric Utilities	4.3%
Industrial Development Revenue	4.5%
Water and Sewer	6.6%
Hospital	7.4%
Housing	8.5%
Education	9.0%
Special Tax Revenue	15.3%
Transportation	16.0%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	1.7%
BB	3.8%
BBB	10.6%
A	10.7%
AA	56.9%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EZNYX-TSR-SAR

Eaton Vance New York Municipal Opportunities Fund

Class I ENYIX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$71,852,514
# of Portfolio Holdings	95
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.4%
Electric Utilities	4.3%
Industrial Development Revenue	4.5%
Water and Sewer	6.6%
Hospital	7.4%
Housing	8.5%
Education	9.0%
Special Tax Revenue	15.3%
Transportation	16.0%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	1.7%
BB	3.8%
BBB	10.6%
A	10.7%
AA	56.9%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

ENYIX-TSR-SAR

Eaton Vance Short Duration Municipal Opportunities Fund

Class A EXMAX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$792,699,274
# of Portfolio Holdings	487
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.2%
Senior Living/Life Care	4.4%
Lease Rev./Cert. of Participation	4.6%
Water and Sewer	5.1%
Other Revenue	6.5%
Hospital	7.5%
Education	7.8%
Special Tax Revenue	7.9%
Industrial Development Revenue	9.2%
Housing	11.4%
Transportation	11.4%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
B	0.3%
BB	7.3%
BBB	7.1%
A	23.8%
AA	45.3%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EXMAX-TSR-SAR

Eaton Vance Short Duration Municipal Opportunities Fund

Class C EZMAX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$792,699,274
# of Portfolio Holdings	487
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.2%
Senior Living/Life Care	4.4%
Lease Rev./Cert. of Participation	4.6%
Water and Sewer	5.1%
Other Revenue	6.5%
Hospital	7.5%
Education	7.8%
Special Tax Revenue	7.9%
Industrial Development Revenue	9.2%
Housing	11.4%
Transportation	11.4%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
B	0.3%
BB	7.3%
BBB	7.1%
A	23.8%
AA	45.3%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EZMAX-TSR-SAR

Eaton Vance Short Duration Municipal Opportunities Fund

Class I EMAIX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$792,699,274
# of Portfolio Holdings	487
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.2%
Senior Living/Life Care	4.4%
Lease Rev./Cert. of Participation	4.6%
Water and Sewer	5.1%
Other Revenue	6.5%
Hospital	7.5%
Education	7.8%
Special Tax Revenue	7.9%
Industrial Development Revenue	9.2%
Housing	11.4%
Transportation	11.4%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
B	0.3%
BB	7.3%
BBB	7.1%
A	23.8%
AA	45.3%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EMAIX-TSR-SAR

Eaton Vance National Ultra-Short Municipal Income Fund

Class A EXFLX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$364,581,899
# of Portfolio Holdings	161
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Electric Utilities	4.6%
Special Tax Revenue	6.0%
Housing	6.4%
Other Revenue	7.5%
Water and Sewer	9.3%
Transportation	11.6%
Hospital	12.0%
Industrial Development Revenue	12.5%
General Obligations	24.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
BB	2.5%
BBB	4.7%
A	26.8%
AA	42.6%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EXFLX-TSR-SAR

Eaton Vance National Ultra-Short Municipal Income Fund

Advisers Class EAMLX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$364,581,899
# of Portfolio Holdings	161
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Electric Utilities	4.6%
Special Tax Revenue	6.0%
Housing	6.4%
Other Revenue	7.5%
Water and Sewer	9.3%
Transportation	11.6%
Hospital	12.0%
Industrial Development Revenue	12.5%
General Obligations	24.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
BB	2.5%
BBB	4.7%
A	26.8%
AA	42.6%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EAMLX-TSR-SAR

Eaton Vance National Ultra-Short Municipal Income Fund

Class I EILMX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$364,581,899
# of Portfolio Holdings	161
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Electric Utilities	4.6%
Special Tax Revenue	6.0%
Housing	6.4%
Other Revenue	7.5%
Water and Sewer	9.3%
Transportation	11.6%
Hospital	12.0%
Industrial Development Revenue	12.5%
General Obligations	24.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
BB	2.5%
BBB	4.7%
A	26.8%
AA	42.6%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EILMX-TSR-SAR

Eaton Vance National Limited Maturity Municipal Income Fund

Class A EXNAX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$463,631,308
# of Portfolio Holdings	214
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.1%
Electric Utilities	5.6%
Education	5.8%
Industrial Development Revenue	6.2%
Water and Sewer	7.6%
Other Revenue	7.9%
Hospital	8.2%
Housing	9.3%
Special Tax Revenue	9.3%
General Obligations	15.1%
Transportation	18.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.3%
BB	2.4%
BBB	2.4%
A	25.1%
AA	54.4%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EXNAX-TSR-SAR

Eaton Vance National Limited Maturity Municipal Income Fund

Class C EZNAX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$463,631,308
# of Portfolio Holdings	214
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.1%
Electric Utilities	5.6%
Education	5.8%
Industrial Development Revenue	6.2%
Water and Sewer	7.6%
Other Revenue	7.9%
Hospital	8.2%
Housing	9.3%
Special Tax Revenue	9.3%
General Obligations	15.1%
Transportation	18.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.3%
BB	2.4%
BBB	2.4%
A	25.1%
AA	54.4%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EZNAX-TSR-SAR

Eaton Vance National Limited Maturity Municipal Income Fund

Class I EINAX

Semi-Annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$463,631,308
# of Portfolio Holdings	214
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.1%
Electric Utilities	5.6%
Education	5.8%
Industrial Development Revenue	6.2%
Water and Sewer	7.6%
Other Revenue	7.9%
Hospital	8.2%
Housing	9.3%
Special Tax Revenue	9.3%
General Obligations	15.1%
Transportation	18.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.3%
BB	2.4%
BBB	2.4%
A	25.1%
AA	54.4%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2025

EINAX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
National Ultra-Short Municipal
Income Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
National Ultra-Short Municipal Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.6%
University of Delaware, (SPA: TD Bank, N.A.), 3.90%, 11/1/35(1)	$5,075	$ 5,075,000
University of North Carolina at Chapel Hill, 3.81%, (67% of SOFR + 1.05%), 12/1/41(2)	4,500	4,522,081
		$ 9,597,081
Electric Utilities — 4.5%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 3.70%, 10/1/42(1)	$8,265	$ 8,265,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 3.88%, 1/1/42(1)	2,800	2,800,000
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	2,855	2,841,528
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/26	1,290	1,300,582
5.00%, 2/1/27	1,000	1,034,235
		$ 16,241,345
General Obligations — 21.7%
Argyle Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 8/15/57	$2,500	$ 2,566,695
Bergen County Improvement Authority, NJ, (County Guaranteed Government Pooled), 4.00%, 5/21/26	3,000	3,025,175
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,854
Chicago Board of Education, IL:
4.00%, 12/1/27	3,215	3,227,591
5.00%, 12/1/25	5,000	5,008,260
Chicago, IL, 5.00%, 1/1/28	2,470	2,545,984
Dallas Independent School District, TX, (PSF Guaranteed), 5.00% to 2/15/26 (Put Date), 2/15/55	4,000	4,030,392
Dickinson Independent School District, TX, (PSF Guaranteed), 3.10% to 8/2/27 (Put Date), 8/1/37	1,250	1,255,875
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
4.00% to 8/1/27 (Put Date), 8/1/50	1,605	1,642,763
Prerefunded to 8/1/27, 4.00%, 8/1/50	20	20,000
El Paso, TX, 5.00%, 8/15/26	1,000	1,021,573
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,771,753
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,900	1,949,636
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	3,600	3,630,581
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.00%, 11/1/25	$2,000	$ 2,003,838
5.00%, 3/1/26	1,100	1,110,662
Los Angeles, CA, 5.00%, 6/25/26	5,000	5,096,430
Marthas Vineyard Regional Transit Authority, MA, 4.25%, 4/9/26	2,750	2,765,310
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,433,730
New York, NY, (SPA: State Street Bank & Trust Co.), 3.85%, 12/1/47(1)	5,000	5,000,000
North Bergen Township, NJ, 5.00%, 4/20/26	5,000	5,063,837
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	2,500	2,536,068
Pawtucket, RI, 4.50%, 10/24/25	1,500	1,500,784
Philadelphia School District, PA, 5.00%, 9/1/28	1,745	1,857,649
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	3,000	3,096,675
Puerto Rico, 5.625%, 7/1/27	5,090	5,270,056
Quincy, MA, 5.00%, 9/29/26	5,000	5,109,503
South Country Central School District at Brookhaven, NY, 4.125%, 5/29/26	1,900	1,917,452
Texas, (AMT), 5.00%, 8/1/27	2,500	2,503,738
		$ 79,212,864
Hospital — 11.7%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.59%, (SIFMA + 0.70%), 11/15/47(2)	$7,130	$ 7,071,306
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,519,249
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,065,986
Colorado Health Facilities Authority, (Intermountain Healthcare), 3.44%, (SIFMA + 0.55%), 5/15/61(2)	3,000	2,982,148
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,667,093
Franklin County, OH, (Trinity Health Credit Group), 3.00%, 12/1/46(3)	2,000	2,000,050
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,295	1,329,082
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	5,500	5,544,459
Kentucky Economic Development Finance Authority, (Catholic Health), 3.37%, 5/1/34(4)	5,995	5,995,000
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/25	1,560	1,560,000

1
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Partners HealthCare System), 3.49%, (SIFMA + 0.60%), 7/1/49(2)(5)	$1,000	$ 999,970
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/26	1,000	1,026,318
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 3.70%, 11/1/64(1)	3,700	3,700,000
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/34(1)	600	600,000
Pennsylvania Economic Development Financing Authority, (UPMC), 3.59%, (SIFMA + 0.70%), 11/15/47(2)	1,000	995,976
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health), 5.00%, 7/1/26	1,500	1,523,839
		$ 42,580,476
Housing — 6.3%
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	$1,305	$ 1,305,737
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	2,000	2,001,710
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,527,117
Kansas Development Finance Authority, (Bureau Lofts), 2.70% to 10/1/28 (Put Date), 10/1/46	1,500	1,491,281
Michigan Housing Development Authority, (Hom Flats at 28 West), 2.70% to 10/1/28 (Put Date), 10/1/43	2,345	2,331,369
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,255,269
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,293,489
Social Bonds, (AMT), 5.00%, 10/1/26	1,300	1,323,409
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20% to 1/15/26 (Put Date), 7/1/56	1,020	1,020,056
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	1,500	1,506,424
Pima County Industrial Development Authority, AZ, (Flats at Ballpark Village), 2.71% to 4/1/28 (Put Date), 10/1/59	1,585	1,577,365
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,254,258
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	2,710	2,734,964
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Wisconsin Housing and Economic Development Authority, Housing Revenue: (continued)
3.875% to 5/1/27 (Put Date), 11/1/54	$1,210	$ 1,210,950
		$ 22,833,398
Industrial Development Revenue — 12.2%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.85%, 7/1/49(1)	$4,700	$ 4,700,000
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	750	761,732
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	3,063,708
Gulf Coast Industrial Development Authority, TX, (Exxon Mobil Corp.), 3.70%, 11/1/41(1)	2,800	2,800,000
Industrial Development Board of the City of Mobile, Alabama, (Alabama Power Co. Barry Plant), 3.30% to 3/12/26 (Put Date), 7/15/34	3,000	3,004,522
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	825	823,592
Lewisburg Industrial Development Board, TN, (Waste Management, Inc.), (AMT), 3.85%, 7/2/35(3)	1,000	999,882
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 3.85%, 1/1/26(3)	1,000	999,882
Mississippi Business Finance Corp., (Chevron USA, Inc.):
3.50%, 12/1/30(1)	2,350	2,350,000
3.50%, 11/1/35(1)	2,580	2,580,000
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 3.95% to 12/1/25 (Put Date), 12/1/26(5)	1,200	1,199,843
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.00% to 7/1/26 (Put Date), 10/1/33	4,000	4,002,627
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,019,548
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	645	639,120
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	3,004,743
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	3,500	3,545,798
West Virginia Economic Development Authority, (Appalachian Power Co.):
3.375% to 6/15/28 (Put Date), 3/1/40	1,000	1,016,776
(AMT), 3.30% to 9/1/28 (Put Date), 1/1/41	2,500	2,518,845

2
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	$5,500	$ 5,573,141
		$ 44,603,759
Insured - General Obligations — 1.8%
Allegheny County, PA, (AG), 3.62%, (67% of SOFR + 0.55%), 11/1/26(2)	$1,650	$ 1,646,598
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,163,973
Colorado Science and Technology Park Metropolitan District No. 1:
(AG), 5.00%, 12/1/25	450	451,336
(AG), 5.00%, 12/1/26	375	383,744
Luzerne County, PA, (AG), 5.00%, 12/15/25	1,000	1,004,564
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,942,633
		$ 6,592,848
Insured - Special Tax Revenue — 0.8%
Casino Reinvestment Development Authority, Inc., NJ, (AG), 5.00%, 11/1/26	$865	$ 885,442
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AG), 4.00%, 2/1/26	2,055	2,063,720
		$ 2,949,162
Lease Revenue/Certificates of Participation — 1.2%
Jacksonville, FL, 5.00%, 10/1/26	$1,085	$ 1,112,748
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/26	2,000	2,036,433
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,038,380
		$ 4,187,561
Other Revenue — 7.3%
Black Belt Energy Gas District, AL:
4.651%, (67% of SOFR + 1.85%), 6/1/49(2)	$2,500	$ 2,549,214
5.00%, 5/1/29	1,000	1,057,718
Illinois Finance Authority, (Field Museum of Natural History), 4.062%, (70% of SOFR + 1.15%), 11/1/34(2)	1,580	1,578,980
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,511,355
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	689,319
5.00%, 3/1/26	350	352,470
5.00%, 6/1/26	150	151,824
5.00%, 9/1/26	275	279,523
5.00%, 12/1/26	850	867,738
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
5.00%, 12/1/26	$500	$ 511,128
5.00%, 3/1/27	400	410,413
5.00%, 6/1/27	220	226,871
5.00%, 9/1/27	425	440,252
5.00%, 12/1/27	500	520,598
Northern California Energy Authority:
5.00%, 8/1/26	940	955,014
5.00%, 8/1/27	500	518,644
Northern California Gas Authority No. 1, Gas Project Revenue, 3.77%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	1,335	1,334,343
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	2,984,550
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	1,035	1,056,960
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue:
3.528%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,335	1,334,935
3.751%, (67% of 3 mo. SOFR + 1.045%), 9/15/27(2)	1,775	1,780,640
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	1,575	1,610,326
		$ 26,722,815
Senior Living/Life Care — 1.7%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.462%, (70% of SOFR + 0.55%), 5/15/56(2)	$5,500	$ 5,382,687
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.), 5.00%, 8/1/26	700	708,864
		$ 6,091,551
Special Tax Revenue — 5.1%
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/26	$600	$ 610,075
5.00%, 7/1/27	1,000	1,040,884
Louisiana Gasoline and Fuels Tax Revenue:
(LOC: TD Bank, N.A.), 3.90%, 5/1/43(1)	4,995	4,995,000
Series A-2, (LOC: TD Bank, N.A.), 3.90%, 5/1/43(1)	700	700,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,513

3
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: Barclays Bank PLC), 3.85%, 11/1/44(1)	$1,500	$ 1,500,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/45(1)	5,000	5,000,000
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,250	1,255,846
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	39,721
Triborough Bridge and Tunnel Authority, NY, Social Bonds, 5.00% to 11/15/25 (Put Date), 11/15/43	3,250	3,259,105
		$ 18,461,144
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$1,500	$ 1,504,783
		$ 1,504,783
Transportation — 11.3%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/25	$3,200	$ 3,207,977
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/28	2,000	2,106,414
E-470 Public Highway Authority, CO, 3.537%, (67% of SOFR + 0.75%), 9/1/39(2)	2,000	1,995,929
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/28	1,000	1,055,013
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.85%, 11/1/32(1)	5,000	5,000,000
Green Bonds, 5.00%, 11/15/25	2,500	2,506,045
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,750,000
(AMT), 5.00%, 10/1/27	2,500	2,609,302
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,042,530
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,023,354
Pennsylvania Turnpike Commission:
3.74%, (SIFMA + 0.85%), 7/15/41(2)	5,000	4,993,521
(LOC: TD Bank, N.A.), 2.95%, 12/1/38(4)	4,210	4,210,000
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,006,175
Port of Seattle, WA, (AMT), 5.00%, 5/1/27	1,000	1,032,257
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	1,000	1,052,351
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 3.85%, 1/1/32(1)	$1,920	$ 1,920,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/27	800	824,939
		$ 41,335,807
Water and Sewer — 9.1%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,261,433
Clairton Municipal Authority, PA:
5.00%, 12/1/25	660	662,049
5.00%, 12/1/26	700	716,565
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 3.70%, 10/1/60(1)	3,390	3,390,000
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	5,023,616
Houston, TX, Combined Utility System Revenue:
5.00%, 11/15/25	4,000	4,010,817
5.00%, 11/15/26	2,750	2,824,788
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,278,843
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/26	5,000	5,059,461
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/50(1)	5,900	5,900,000
(SPA: Mizuho Bank, Ltd.), 3.85%, 6/15/44(1)	2,000	2,000,000
West Virginia Water Development Authority, 5.00%, 11/1/25	1,025	1,026,772
		$ 33,154,344
Total Tax-Exempt Municipal Obligations (identified cost $355,189,716)		$356,068,938
Total Investments — 97.7% (identified cost $355,189,716)		$356,068,938
Other Assets, Less Liabilities — 2.3%		$ 8,512,961
Net Assets — 100.0%		$364,581,899

4
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $2,199,813 or 0.6% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Security is in default and making only partial interest payments.
At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	15.6%
New York	12.5%
Others, representing less than 10% individually	69.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 2.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund

SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

5
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Statement of Assets and Liabilities (Unaudited)

September 30, 2025
Assets
Investments, at value (identified cost $355,189,716)	$356,068,938
Cash	52,763
Interest receivable	3,429,616
Receivable for investments sold	8,085,000
Receivable for Fund shares sold	167,466
Receivable from affiliates	12,631
Trustees' deferred compensation plan	35,111
Total assets	$367,851,525
Liabilities
Payable for investments purchased	$2,096,060
Payable for Fund shares redeemed	857,503
Distributions payable	116,115
Payable to affiliates:
Investment adviser fee	89,899
Distribution and service fees	7,067
Sub-transfer agency fee	673
Trustees' deferred compensation plan	35,111
Accrued expenses	67,198
Total liabilities	$3,269,626
Net Assets	$364,581,899
Sources of Net Assets
Paid-in capital	$370,805,696
Accumulated loss	(6,223,797)
Net Assets	$364,581,899
Advisers Class Shares
Net Assets	$2,949,088
Shares Outstanding	302,291
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
Class A Shares
Net Assets	$53,927,518
Shares Outstanding	5,525,245
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$9.98
Class I Shares
Net Assets	$307,705,293
Shares Outstanding	31,504,548
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.77
On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2025
Investment Income
Interest income	$5,802,602
Total investment income	$5,802,602
Expenses
Investment adviser fee	$516,190
Distribution and service fees:
Advisers Class	1,433
Class A	40,967
Trustees’ fees and expenses	10,907
Custodian fee	36,366
Transfer and dividend disbursing agent fees	37,599
Legal and accounting services	57,495
Printing and postage	330
Registration fees	38,606
Miscellaneous	26,087
Total expenses	$765,980
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$121,358
Total expense reductions	$121,358
Net expenses	$644,622
Net investment income	$5,157,980
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(68,281)
Net realized loss	$(68,281)
Change in unrealized appreciation (depreciation):
Investments	$664,875
Net change in unrealized appreciation (depreciation)	$664,875
Net realized and unrealized gain	$596,594
Net increase in net assets from operations	$5,754,574
7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,157,980	$10,968,571
Net realized loss	(68,281)	(1,070)
Net change in unrealized appreciation (depreciation)	664,875	611,525
Net increase in net assets from operations	$5,754,574	$11,579,026
Distributions to shareholders:
Advisers Class	$(27,846)	$(36,482)
Class A	(796,856)	(1,827,350)
Class I	(4,414,626)	(9,199,903)
Total distributions to shareholders	$(5,239,328)	$(11,063,735)
Transactions in shares of beneficial interest:
Advisers Class	$1,782,475	$36,372
Class A	(741,984)	(4,635,086)
Class I	37,346,637	(21,048,030)
Net increase (decrease) in net assets from Fund share transactions	$38,387,128	$(25,646,744)
Net increase (decrease) in net assets	$38,902,374	$(25,131,453)
Net Assets
At beginning of period	$325,679,525	$350,810,978
At end of period	$364,581,899	$325,679,525
8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Financial Highlights

	Advisers Class
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2021(1)
		2025	2024	2023	2022
Net asset value — Beginning of period	$9.74	$9.73	$9.74	$9.80	$9.84	$9.77
Income (Loss) From Operations
Net investment income(2)	$0.14	$0.31	$0.31	$0.20	$0.01	$0.01
Net realized and unrealized gain (loss)	0.02	0.01	(0.01)	(0.09)	(0.05)	0.07
Total income (loss) from operations	$0.16	$0.32	$0.30	$0.11	$(0.04)	$0.08
Less Distributions
From net investment income	$(0.14)	$(0.31)	$(0.31)	$(0.17)	$(0.00)(3)	$(0.01)
Total distributions	$(0.14)	$(0.31)	$(0.31)	$(0.17)	$(0.00)(3)	$(0.01)
Net asset value — End of period	$9.76	$9.74	$9.73	$9.74	$9.80	$9.84
Total Return(4)	1.68%(5)	3.36%	3.12%	1.16%	(0.38)%	0.76%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,949	$1,163	$1,125	$900	$259	$10
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.57%(7)	0.58%	0.56%	0.56%	0.55%	0.56%(7)
Net expenses	0.50%(7)	0.50%	0.50%	0.50%	0.51%	0.56%(7)
Net investment income	2.85%(7)	3.18%	3.23%	2.11%	0.14%	0.11%(7)
Portfolio Turnover	61%(5)	119%	159%	128%	47%	6%(8)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	For the year ended March 31, 2021.
9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Financial Highlights — continued

	Class A
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.75	$9.73	$9.74	$9.80	$9.83	$9.80
Income (Loss) From Operations
Net investment income (loss)(1)	$0.14	$0.31	$0.31	$0.17	$(0.00)(2)	$0.02
Net realized and unrealized gain (loss)	0.01	0.02	(0.01)	(0.06)	(0.03)	0.03
Total income (loss) from operations	$0.15	$0.33	$0.30	$0.11	$(0.03)	$0.05
Less Distributions
From net investment income	$(0.14)	$(0.31)	$(0.31)	$(0.17)	$—	$(0.02)
Total distributions	$(0.14)	$(0.31)	$(0.31)	$(0.17)	$—	$(0.02)
Net asset value — End of period	$9.76	$9.75	$9.73	$9.74	$9.80	$9.83
Total Return(3)	1.58%(4)	3.47%	3.12%	1.15%	(0.31)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,928	$54,595	$59,123	$107,575	$142,014	$185,881
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57%(6)	0.58%	0.56%	0.56%	0.57%	0.56%
Net expenses	0.50%(6)	0.50%	0.50%	0.50%	0.56%	0.56%
Net investment income (loss)	2.87%(6)	3.19%	3.22%	1.71%	(0.01)%	0.22%
Portfolio Turnover	61%(4)	119%	159%	128%	47%	6%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.75	$9.74	$9.75	$9.80	$9.84	$9.80
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.33	$0.33	$0.19	$0.01	$0.03
Net realized and unrealized gain (loss)	0.02	0.01	(0.02)	(0.05)	(0.04)	0.04
Total income (loss) from operations	$0.17	$0.34	$0.31	$0.14	$(0.03)	$0.07
Less Distributions
From net investment income	$(0.15)	$(0.33)	$(0.32)	$(0.19)	$(0.01)	$(0.03)
Total distributions	$(0.15)	$(0.33)	$(0.32)	$(0.19)	$(0.01)	$(0.03)
Net asset value — End of period	$9.77	$9.75	$9.74	$9.75	$9.80	$9.84
Total Return(2)	1.76%(3)	3.52%	3.28%	1.42%	(0.26)%	0.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$307,705	$269,921	$290,562	$387,402	$356,899	$261,123
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.42%(5)	0.43%	0.41%	0.41%	0.41%	0.41%
Net expenses	0.35%(5)	0.35%	0.35%	0.35%	0.40%	0.41%
Net investment income	3.02%(5)	3.33%	3.38%	1.93%	0.15%	0.37%
Portfolio Turnover	61%(3)	119%	159%	128%	47%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
12

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to September 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $7,004,795 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $4,343,949 are short-term and $2,660,846 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$355,141,228
Gross unrealized appreciation	$1,319,457
Gross unrealized depreciation	(391,747)
Net unrealized appreciation	$927,710
13

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the six months ended September 30, 2025, the investment adviser fee amounted to $516,190 or 0.30% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after August 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $121,358 of the Fund’s operating expenses for the six months ended September 30, 2025.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2025, EVM earned $1,562 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $184 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2025. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2025 amounted to $1,433 for Advisers Class shares and $40,967 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2025, the Fund was informed that EVD received $2,099 of CDSCs paid by Class A shareholders.
14

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $225,391,730 and $199,227,580, respectively, for the six months ended September 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Advisers Class
Sales	181,005	$ 1,764,039	2,050	$ 20,010
Issued to shareholders electing to receive payments of distributions in Fund shares	2,857	27,846	3,746	36,482
Redemptions	(966)	(9,410)	(2,065)	(20,120)
Net increase	182,896	$ 1,782,475	3,731	$ 36,372
Class A
Sales	914,481	$ 8,908,228	2,741,758	$ 26,732,731
Issued to shareholders electing to receive payments of distributions in Fund shares	73,269	714,077	173,267	1,689,158
Redemptions	(1,063,972)	(10,364,289)	(3,387,371)	(33,056,975)
Net decrease	(76,222)	$ (741,984)	(472,346)	$ (4,635,086)
Class I
Sales	11,339,199	$110,555,704	18,412,889	$179,587,668
Issued to shareholders electing to receive payments of distributions in Fund shares	394,052	3,844,111	823,169	8,028,356
Redemptions	(7,902,973)	(77,053,178)	(21,390,667)	(208,664,054)
Net increase (decrease)	3,830,278	$ 37,346,637	(2,154,609)	$(21,048,030)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
15

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$356,068,938	$ —	$356,068,938
Total Investments	$ —	$356,068,938	$ —	$356,068,938
16

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
19

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EAMLX-NCSR    9.30.25

Eaton Vance
National Limited Maturity Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
National Limited Maturity Municipal Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,630,673
Little Co. of Mary Hospital of Indiana, Inc., 1.973%, 11/1/25	325	324,188
Total Corporate Bonds (identified cost $3,825,000)		$ 3,954,861

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$2,965	$ 3,046,937
		$ 3,046,937
Education — 5.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.202%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,994,083
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	200	218,438
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,826,487
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	3,000,214
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	1,640	1,640,815
5.00% to 5/13/32 (Put Date), 5/15/55	5,270	6,010,911
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,509,483
Purdue University, IN, 4.00%, 7/1/40	1,310	1,305,531
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,379,407
University of Pittsburgh, PA, 4.00%, 9/15/44	3,185	2,996,034
		$ 25,881,403
Electric Utilities — 5.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,043,086
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	521,177
5.00%, 1/1/41	475	511,448
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 3.70%, 10/1/42(2)	$3,000	$ 3,000,000
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/33	2,225	2,587,014
5.00%, 9/1/35	2,130	2,494,588
5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,085,250
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	4,345	4,345,718
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	4,600	4,618,094
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,381,589
		$ 23,587,964
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 377,659
		$ 377,659
General Obligations — 12.5%
Adams County School District No. 14, CO, 5.00%, 12/1/33	$1,000	$ 1,152,983
Bar Harbor, ME, 5.00%, 9/1/42	800	865,231
Bristol, VA, 5.00%, 9/1/27	1,640	1,640,969
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	3,715	3,732,780
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,027,292
5.00%, 12/1/36	2,700	2,679,077
5.00%, 12/1/42	2,000	1,888,753
5.25%, 12/1/36	1,000	1,023,862
Crowley Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/33	500	572,171
5.00%, 2/1/34	720	829,265
5.00%, 2/1/35	550	636,035
5.00%, 2/1/36	750	850,490
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,070,567
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	1,000	1,066,807
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	355	327,855
Illinois:
5.00%, 11/1/26	5,000	5,123,600
5.50%, 5/1/30	500	539,969
Maryland, 3.00%, 8/1/31	1,875	1,878,554

1
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe and St. Clair Counties Community Unit School District No. 4, IL, 5.50%, 7/1/40	$2,225	$ 2,226,343
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,501,959
New York, NY, 5.00%, 8/1/33	3,060	3,511,395
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/35	3,750	4,281,544
Oregon:
5.00%, 5/15/31	600	666,844
5.00%, 5/15/33	1,450	1,592,545
5.00%, 5/15/35	500	543,809
5.00%, 5/15/36	750	809,783
Oregon City School District No. 62, OR, 5.00%, 6/15/36	1,005	1,159,541
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,064,450
Puerto Rico:
5.625%, 7/1/27	4,200	4,348,488
5.625%, 7/1/29	2,000	2,140,388
Texas, (AMT), 5.00%, 8/1/27	4,380	4,386,549
		$ 58,139,898
Hospital — 7.1%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,500,538
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	2,000	1,886,239
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,571,101
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,385,842
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,004,201
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,066,112
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	405,815
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,240	3,241,425
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,726,467
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,013,082
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,017,328
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	$4,820	$ 4,461,202
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/39	1,575	1,583,860
		$ 32,863,212
Housing — 7.8%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$500	$ 501,418
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	1,270	1,154,344
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,992,759
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,502,997
3.75%, 4/1/27	2,095	2,095,308
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	991	926,198
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,959	1,873,552
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,590	1,623,974
New York City Housing Development Corp., NY, Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,980,358
Pennsylvania Housing Finance Agency, SFMR, 3.50%, 10/1/36	1,530	1,500,211
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	2,460	2,455,415
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,849,144
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	3,410	3,363,253
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,002,797
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	1,000	1,025,824
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	3,150	3,179,017
		$ 36,121,569
Industrial Development Revenue — 6.2%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 488,621
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	2,335	2,350,285

2
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	$1,500	$ 1,500,700
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 3.85%, 11/1/42(4)(5)	1,875	1,874,905
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,022,985
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 3.125% to 10/1/30 (Put Date), 11/1/35	1,000	1,009,700
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,509,596
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	976,868
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,003,914
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,060,650
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(4)	860	826,207
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	412,067
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,875,171
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,026,690
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
(AMT), 3.85%, 8/1/45(5)	1,000	999,882
(AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,519,430
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	998,871
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,066,492
		$ 28,523,034
Insured - General Obligations — 1.3%
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	$1,260	$ 1,089,599
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,625	3,277,043
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	2,000	1,878,228
		$ 6,244,870
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.0%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/36	$1,650	$ 1,756,401
(AG), 5.00%, 6/1/38	1,650	1,738,969
Enterprise Board of Education, AL, (BAM), 5.00%, 3/1/36	415	461,008
Garden State Preservation Trust, NJ, (AG), 5.75%, 11/1/28	635	666,396
		$ 4,622,774
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.00%, 1/1/27	$815	$ 834,289
(AG), (AMT), 5.00%, 1/1/28	1,000	1,046,271
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,393,152
		$ 5,273,712
Insured - Water and Sewer — 0.1%
Berkeley County Public Service Sewer District, WV, Green Bonds, (BAM), 5.00%, 6/1/37	$635	$ 684,827
		$ 684,827
Lease Revenue/Certificates of Participation — 2.3%
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/28	$260	$ 274,388
5.00%, 9/1/31	355	388,157
Golden, CO:
5.00%, 12/1/37	1,100	1,225,386
5.00%, 12/1/39	1,400	1,531,930
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,484,687
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,016,372
5.00%, 6/15/33	2,500	2,852,717
		$ 10,773,637
Other Revenue — 7.8%
Black Belt Energy Gas District, AL:
3.26%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,947,528
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,078,595
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,761,503
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,144,096

3
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	$880	$ 932,415
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,373,639
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	468,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	1,025	1,051,348
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,683,054
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,695,065
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,929,214
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.787%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,500,359
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	120	120,056
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.528%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,335	1,334,935
		$ 36,019,807
Senior Living/Life Care — 1.8%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,640	$ 2,501,311
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.59%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	432,792
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 4.625%, 10/1/30	1,590	1,600,497
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,112,531
5.00%, 1/1/30	1,265	1,285,175
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	170,972
		$ 8,103,278
Special Tax Revenue — 8.2%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(4)	$200	$ 196,256
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	343,295
1.15%, 7/1/27	750	722,567
Maryland Department of Transportation, 2.50%, 10/1/33	1,700	1,592,780
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,173,722
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,003,358
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	$3,225	$ 3,294,539
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(3)	280	0
5.75%, 5/1/38	280	282,398
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 2/1/36	5,000	5,005,390
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	2,000	2,292,206
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	5,350	5,358,827
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,387,289
4.50%, 7/1/34	5,185	5,186,637
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	121,253
Triborough Bridge and Tunnel Authority, NY, 5.00%, 12/1/39	2,190	2,422,559
Utah Transit Authority, 5.00%, 12/15/33	3,000	3,500,275
		$ 37,883,351
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,668,532
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,050	1,033,504
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/29	2,000	2,113,200
		$ 4,815,236
Transportation — 15.5%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,051,503
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.19%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,900,998
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,003,076
(AMT), 5.00%, 10/1/30	2,480	2,483,565
Charleston County Airport District, SC:
5.00%, 7/1/39	750	820,620
5.00%, 7/1/40	700	758,266
5.00%, 7/1/42	730	776,321
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/41	2,000	2,124,261
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,249,680

4
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue: (continued)
(AMT), 5.25%, 11/15/26	$1,000	$ 1,028,034
(AMT), 5.25%, 11/15/27	1,100	1,156,529
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,661,488
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,199,098
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,056,915
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/46	4,255	4,262,331
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,409,868
(AMT), 5.00%, 10/1/29	2,000	2,076,202
(AMT), 5.00%, 10/1/32	6,360	6,460,175
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,125,566
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,997,852
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/28	4,800	5,064,062
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,522,929
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,036,193
(AMT), 5.00%, 4/1/40	4,945	4,944,704
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,570,140
(AMT), 5.00%, 7/1/32	2,225	2,282,816
		$ 72,023,192
Water and Sewer — 7.4%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/35	$2,000	$ 2,004,957
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	1,805	1,786,431
District of Columbia Water and Sewer Authority:
(SPA: Bank of America, N.A.), 3.70%, 10/1/60(2)	3,390	3,390,000
Green Bonds, 5.00%, 10/1/36	2,930	3,368,222
Grand Strand Water and Sewer Authority, SC, 2.00%, 6/1/33	690	615,897
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	2,750	3,153,532
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/36	1,500	1,733,528
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/45	7,000	6,580,956
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
3.70%, 6/15/33(2)	2,500	2,500,000
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
5.00%, 6/15/35	$3,050	$ 3,057,074
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.80%, 5/1/54(2)	2,500	2,500,000
St. Lucie County, FL, 5.00%, 10/1/40	3,435	3,766,664
		$ 34,457,261
Total Tax-Exempt Municipal Obligations (identified cost $425,592,075)		$429,443,621

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(4)	$500	$ 524,768
		$ 524,768
Electric Utilities — 0.4%
South Carolina Public Service Authority, 4.71%, 12/1/28	$2,000	$ 2,036,278
		$ 2,036,278
General Obligations — 1.0%
California, 7.50%, 4/1/34(7)	$2,500	$ 2,935,713
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	694,713
Homewood, AL, 2.00%, 9/1/26	625	614,846
Nashua, NH, 1.40%, 1/15/33	375	311,102
		$ 4,556,374
Hospital — 0.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$640	$ 626,211
		$ 626,211
Housing — 1.4%
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.20%, 11/15/50(8)	$3,250	$ 3,250,000
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.10%, 11/1/55(8)	3,000	3,000,000
		$ 6,250,000

5
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 342,509
		$ 342,509
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$2,035	$ 1,983,421
		$ 1,983,421
Senior Living/Life Care — 0.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$75	$ 74,081
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	354,026
		$ 428,107
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 378,766
		$ 378,766
Transportation — 1.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,443,595
		$ 7,443,595
Total Taxable Municipal Obligations (identified cost $24,414,945)		$ 24,570,029
Total Investments — 98.8% (identified cost $453,832,020)		$457,968,511
Other Assets, Less Liabilities — 1.2%		$ 5,662,797
Net Assets — 100.0%		$463,631,308
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $4,885,551 or 1.1% of the Fund's net assets.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(6)	Security is in default and making only partial interest payments.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	10.4%
New York	10.3%
Others, representing less than 10% individually	77.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 2.2% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

6
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Statement of Assets and Liabilities (Unaudited)

September 30, 2025
Assets
Investments, at value (identified cost $453,832,020)	$457,968,511
Cash	27,440
Interest receivable	5,888,810
Receivable for investments sold	651,196
Receivable for Fund shares sold	622,521
Trustees' deferred compensation plan	195,538
Total assets	$465,354,016
Liabilities
Payable for Fund shares redeemed	$720,059
Distributions payable	490,332
Payable to affiliates:
Investment adviser fee	168,244
Distribution and service fees	21,856
Sub-transfer agency fee	2,726
Trustees' deferred compensation plan	195,538
Accrued expenses	123,953
Total liabilities	$1,722,708
Net Assets	$463,631,308
Sources of Net Assets
Paid-in capital	$489,809,764
Accumulated loss	(26,178,456)
Net Assets	$463,631,308
Class A Shares
Net Assets	$141,854,154
Shares Outstanding	15,156,614
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.36
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.67
Class C Shares
Net Assets	$5,839,697
Shares Outstanding	665,001
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.78
Class I Shares
Net Assets	$315,937,457
Shares Outstanding	33,741,166
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.36
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2025
Investment Income
Interest income	$9,930,326
Total investment income	$9,930,326
Expenses
Investment adviser fee	$1,051,399
Distribution and service fees:
Class A	108,130
Class C	28,393
Trustees’ fees and expenses	16,384
Custodian fee	54,877
Transfer and dividend disbursing agent fees	79,153
Legal and accounting services	59,571
Printing and postage	524
Registration fees	49,603
Miscellaneous	38,502
Total expenses	$1,486,536
Net investment income	$8,443,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(473,087)
Net realized loss	$(473,087)
Change in unrealized appreciation (depreciation):
Investments	$5,735,530
Net change in unrealized appreciation (depreciation)	$5,735,530
Net realized and unrealized gain	$5,262,443
Net increase in net assets from operations	$13,706,233
8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,443,790	$16,368,178
Net realized gain (loss)	(473,087)	1,226,136
Net change in unrealized appreciation (depreciation)	5,735,530	(4,083,696)
Net increase in net assets from operations	$13,706,233	$13,510,618
Distributions to shareholders:
Class A	$(2,355,921)	$(5,086,036)
Class C	(79,136)	(205,252)
Class I	(6,033,100)	(10,952,847)
Total distributions to shareholders	$(8,468,157)	$(16,244,135)
Transactions in shares of beneficial interest:
Class A	$(7,071,725)	$(17,097,525)
Class C	(1,458,993)	(2,370,714)
Class I	(64,719,362)	64,201,991
Net increase (decrease) in net assets from Fund share transactions	$(73,250,080)	$44,733,752
Net increase (decrease) in net assets	$(68,012,004)	$42,000,235
Net Assets
At beginning of period	$531,643,312	$489,643,077
At end of period	$463,631,308	$531,643,312
9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Financial Highlights

	Class A
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.26	$9.32	$9.33	$9.48	$9.91	$9.70
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.31	$0.29	$0.22	$0.15	$0.22
Net realized and unrealized gain (loss)	0.10	(0.07)	(0.01)	(0.15)	(0.43)	0.21
Total income (loss) from operations	$0.25	$0.24	$0.28	$0.07	$(0.28)	$0.43
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.29)	$(0.22)	$(0.15)	$(0.22)
Total distributions	$(0.15)	$(0.30)	$(0.29)	$(0.22)	$(0.15)	$(0.22)
Net asset value — End of period	$9.36	$9.26	$9.32	$9.33	$9.48	$9.91
Total Return(2)	2.75%(3)	2.64%	3.04%	0.77%	(2.89)%	4.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,854	$147,495	$165,427	$180,721	$227,994	$223,318
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.69%(5)	0.70%	0.68%	0.66%	0.61%	0.65%
Net expenses	0.69%(5)	0.70%	0.68%	0.66%	0.61%	0.65%
Net investment income	3.26%(5)	3.28%	3.14%	2.31%	1.50%	2.18%
Portfolio Turnover	32%(3)	92%	80%	110%	70%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.69	$8.74	$8.75	$8.90	$9.29	$9.10
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.22	$0.21	$0.14	$0.07	$0.14
Net realized and unrealized gain (loss)	0.09	(0.05)	(0.02)	(0.15)	(0.39)	0.19
Total income (loss) from operations	$0.20	$0.17	$0.19	$(0.01)	$(0.32)	$0.33
Less Distributions
From net investment income	$(0.11)	$(0.22)	$(0.20)	$(0.14)	$(0.07)	$(0.14)
Total distributions	$(0.11)	$(0.22)	$(0.20)	$(0.14)	$(0.07)	$(0.14)
Net asset value — End of period	$8.78	$8.69	$8.74	$8.75	$8.90	$9.29
Total Return(2)	2.32%(3)	1.94%	2.26%	(0.08)%	(3.47)%	3.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,840	$7,249	$9,665	$11,733	$13,732	$14,426
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.44%(5)	1.45%	1.43%	1.41%	1.36%	1.40%
Net expenses	1.44%(5)	1.45%	1.43%	1.41%	1.36%	1.40%
Net investment income	2.50%(5)	2.53%	2.39%	1.56%	0.75%	1.49%
Portfolio Turnover	32%(3)	92%	80%	110%	70%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.27	$9.32	$9.33	$9.49	$9.91	$9.70
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.32	$0.30	$0.23	$0.16	$0.23
Net realized and unrealized gain (loss)	0.09	(0.05)	(0.01)	(0.16)	(0.42)	0.22
Total income (loss) from operations	$0.25	$0.27	$0.29	$0.07	$(0.26)	$0.45
Less Distributions
From net investment income	$(0.16)	$(0.32)	$(0.30)	$(0.23)	$(0.16)	$(0.24)
Total distributions	$(0.16)	$(0.32)	$(0.30)	$(0.23)	$(0.16)	$(0.24)
Net asset value — End of period	$9.36	$9.27	$9.32	$9.33	$9.49	$9.91
Total Return(2)	2.71%(3)	2.90%	3.19%	0.82%	(2.64)%	4.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$315,937	$376,899	$314,551	$349,479	$382,323	$369,135
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54%(5)	0.55%	0.53%	0.51%	0.46%	0.50%
Net expenses	0.54%(5)	0.55%	0.53%	0.51%	0.46%	0.50%
Net investment income	3.40%(5)	3.42%	3.29%	2.46%	1.65%	2.33%
Portfolio Turnover	32%(3)	92%	80%	110%	70%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
13

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $30,151,519 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $21,613,408 are short-term and $8,538,111 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$453,620,599
Gross unrealized appreciation	$7,370,309
Gross unrealized depreciation	(3,022,397)
Net unrealized appreciation	$4,347,912
14

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2025, the investment adviser fee amounted to $1,051,399 or 0.42% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2025, EVM earned $12,491 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,035 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2025 in the amount of $10. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2025 amounted to $108,130 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2025, the Fund paid or accrued to EVD $23,661 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2025 amounted to $4,732 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
15

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $160,919,905 and $235,630,896, respectively, for the six months ended September 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	695,781	$ 6,425,254	2,273,177	$ 21,180,216
Issued to shareholders electing to receive payments of distributions in Fund shares	214,592	1,985,382	457,689	4,264,176
Redemptions	(1,676,147)	(15,482,361)	(4,562,002)	(42,541,917)
Net decrease	(765,774)	$ (7,071,725)	(1,831,136)	$(17,097,525)
Class C
Sales	33,013	$ 288,663	58,029	$ 507,968
Issued to shareholders electing to receive payments of distributions in Fund shares	8,522	73,965	21,736	190,000
Redemptions	(210,551)	(1,821,621)	(351,249)	(3,068,682)
Net decrease	(169,016)	$ (1,458,993)	(271,484)	$ (2,370,714)
Class I
Sales	8,496,428	$ 78,359,837	19,675,695	$183,122,808
Issued to shareholders electing to receive payments of distributions in Fund shares	382,116	3,536,693	736,715	6,868,464
Redemptions	(15,806,046)	(146,615,892)	(13,486,095)	(125,789,281)
Net increase (decrease)	(6,927,502)	$(64,719,362)	6,926,315	$ 64,201,991
16

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,954,861	$ —	$ 3,954,861
Tax-Exempt Municipal Obligations	—	429,443,621	—	429,443,621
Taxable Municipal Obligations	—	24,570,029	—	24,570,029
Total Investments	$ —	$457,968,511	$ —	$457,968,511
17

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
18

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
19

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
20

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
21

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EXNAX-NCSR    9.30.25

Eaton Vance
New York Municipal
Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
New York Municipal Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.7%
Security	Principal Amount (000's omitted)	Value
Education — 8.6%
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	$300	$ 318,119
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,342,664
Build NYC Resource Corp., NY, (Success Academy Charter School), 4.00%, 9/1/44	750	691,813
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/39	400	424,763
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/25	930	930,000
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,000	913,545
New York Dormitory Authority, (St. John's University), 5.00%, 7/1/43	250	259,388
Onondaga County Trust for Cultural Resources, NY, (Syracuse University), 5.00%, 12/1/45	700	721,526
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 4.00%, 9/1/40	500	478,485
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	80,086
		$ 6,160,389
Electric Utilities — 1.4%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/35	$890	$ 1,042,339
		$ 1,042,339
General Obligations — 14.0%
Amherst, NY:
2.00%, 11/1/32	$685	$ 599,855
2.00%, 11/1/33	580	498,185
East Hampton, NY, 4.00%, 8/1/38	250	259,259
Huntington, NY, 4.00%, 8/15/38	500	514,480
Islip, NY, 4.125%, 4/1/42	995	1,008,789
Nassau County, NY:
4.00%, 4/1/43	30	28,788
4.00%, 4/1/50	410	381,540
New York, 5.00%, 3/15/39	1,130	1,279,319
New York, NY:
4.00%, 9/1/46	1,000	922,840
5.00%, 3/15/39	1,400	1,560,336
5.00%, 8/1/45	400	420,869
5.00%, 8/1/53	500	519,069
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY: (continued)
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/1/44(1)	$500	$ 500,000
Puerto Rico, 0.00%, 7/1/33	425	304,017
Rye City School District, NY, 4.125%, 6/15/42	1,045	1,060,177
Valley Stream, NY, 2.125%, 5/15/26	240	237,305
		$10,094,828
Hospital — 6.4%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,379,443
4.00%, 11/1/29	1,110	1,098,669
New York City Health and Hospitals Corp., NY, 5.00%, 2/15/35	500	577,106
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/38	500	541,344
5.25%, 11/1/39	500	537,172
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	500	436,104
		$ 4,569,838
Housing — 4.6%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 849,402
Sustainable Development Bonds, 2.85%, 11/1/39	990	809,894
Sustainable Development Bonds, 4.30%, 11/1/45	495	485,384
Sustainable Development Bonds, 4.45%, 8/1/43	975	970,858
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/26	170	171,180
		$ 3,286,718
Industrial Development Revenue — 4.5%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$365	$ 373,128
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	250	236,820
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	992,730
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	1,014,494
(AMT), 6.00%, 4/1/35	550	604,894
		$ 3,222,066

1
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.3%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AG), 5.00%, 10/1/34	$205	$ 237,775
		$ 237,775
Insured - Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,066,801
		$ 2,066,801
Insured - General Obligations — 4.9%
Long Beach, NY, (BAM), 4.00%, 9/15/37	$785	$ 813,516
Nassau County, NY, (AG), 4.00%, 4/1/44	1,500	1,433,283
Oswego, NY, (BAM), 4.00%, 4/15/44	1,285	1,264,344
		$ 3,511,143
Insured - Hospital — 1.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/47	$715	$ 731,279
		$ 731,279
Insured - Solid Waste — 1.3%
Onondaga County Resource Recovery Agency, NY:
(AG), (AMT), 5.00%, 5/1/26	$150	$ 151,765
(AG), (AMT), 5.00%, 5/1/28	740	764,938
		$ 916,703
Insured - Transportation — 1.1%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 453,949
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 6.00%, 6/30/43	315	349,419
		$ 803,368
Lease Revenue/Certificates of Participation — 2.7%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$1,000	$ 1,044,988
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	932,636
		$ 1,977,624
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.8%
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	$1,220	$ 1,304,512
		$ 1,304,512
Senior Living/Life Care — 2.9%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 266,478
5.25%, 11/1/25	750	750,826
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,032,483
		$ 2,049,787
Special Tax Revenue — 14.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 201,248
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/41	500	542,190
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	975	911,121
5.00%, 11/1/33	175	201,531
5.00%, 5/1/36	1,000	1,151,111
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	500	573,051
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/45	1,000	1,018,830
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,334,377
5.00%, 3/15/49	1,000	1,036,119
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	1,000	1,022,232
Series 2021C, 5.00%, 5/15/51	1,000	1,025,229
Green Bonds, 5.25%, 5/15/47	1,000	1,053,766
		$10,070,805
Transportation — 14.8%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.85%, 11/15/50(1)	$1,000	$ 1,000,000
Green Bonds, 4.00%, 11/15/45	415	371,972
Green Bonds, 4.75%, 11/15/45	95	94,578
Green Bonds, 5.00%, 11/15/46	865	866,490
New York State Thruway Authority, 4.00%, 1/1/45	1,000	933,662

2
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	$1,000	$ 991,394
Port Authority of New York and New Jersey:
5.00%, 1/15/34	1,410	1,637,047
5.00%, 1/15/43	1,000	1,078,863
(AMT), 5.00%, 8/1/37	1,000	1,065,630
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	990	766,031
5.00%, 11/15/51	1,000	1,023,010
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/44	750	774,897
		$10,603,574
Water and Sewer — 6.5%
Buffalo Sewer Authority, NY:
5.00%, 6/15/36	$125	$ 143,319
5.00%, 6/15/37	250	283,171
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/48	1,075	1,131,140
5.00%, 6/15/51	1,000	1,044,907
5.25%, 6/15/47	590	626,433
(SPA: TD Bank, N.A.), 2.95%, 6/15/51(3)	600	600,000
Suffolk County Water Authority, NY, 3.25%, 6/1/42	1,000	868,761
		$ 4,697,731
Total Tax-Exempt Municipal Obligations (identified cost $66,668,347)		$67,347,280

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Housing — 3.9%
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 4.15%, 11/1/45(3)	$1,000	$ 1,000,000
Social Bonds, (SPA: TD Bank, N.A.), 4.10%, 11/1/55(3)	1,755	1,755,000
		$ 2,755,000
Special Tax Revenue — 1.2%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 402,488
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, 7.25%, 9/1/34(2)	$465	$ 476,021
		$ 878,509
Total Taxable Municipal Obligations (identified cost $3,579,772)		$ 3,633,509

Short-Term Investments — 0.7%
U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/16/25	$500	$ 499,156
Total U.S. Treasury Obligations (identified cost $499,131)		$ 499,156
Total Short-Term Investments (identified cost $499,131)		$ 499,156
Total Investments — 99.5% (identified cost $70,747,250)		$71,479,945
Other Assets, Less Liabilities — 0.5%		$ 372,569
Net Assets — 100.0%		$71,852,514
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $1,906,819 or 2.7% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.

3
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 5.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
4
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Statement of Assets and Liabilities (Unaudited)

September 30, 2025
Assets
Investments, at value (identified cost $70,747,250)	$71,479,945
Cash	928,245
Interest receivable	823,945
Receivable for investments sold	157,860
Receivable for Fund shares sold	58,470
Receivable from affiliates	7,782
Trustees' deferred compensation plan	32,533
Total assets	$73,488,780
Liabilities
Payable for investments purchased	$1,431,900
Payable for Fund shares redeemed	45,890
Distributions payable	57,243
Payable to affiliates:
Investment adviser fee	24,118
Distribution and service fees	3,962
Sub-transfer agency fee	1,421
Trustees' deferred compensation plan	32,533
Accrued expenses	39,199
Total liabilities	$1,636,266
Net Assets	$71,852,514
Sources of Net Assets
Paid-in capital	$75,443,108
Accumulated loss	(3,590,594)
Net Assets	$71,852,514
Class A Shares
Net Assets	$22,265,048
Shares Outstanding	2,364,895
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.41
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.73
Class C Shares
Net Assets	$1,529,866
Shares Outstanding	171,024
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.95
Class I Shares
Net Assets	$48,057,600
Shares Outstanding	5,104,936
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.41
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2025
Investment Income
Interest income	$1,383,438
Total investment income	$1,383,438
Expenses
Investment adviser fee	$140,069
Distribution and service fees:
Class A	15,914
Class C	6,778
Trustees’ fees and expenses	2,370
Custodian fee	12,910
Transfer and dividend disbursing agent fees	15,564
Legal and accounting services	48,176
Printing and postage	210
Registration fees	4,391
Miscellaneous	16,478
Total expenses	$262,860
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$58,039
Total expense reductions	$58,039
Net expenses	$204,821
Net investment income	$1,178,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(209,569)
Net realized loss	$(209,569)
Change in unrealized appreciation (depreciation):
Investments	$979,983
Net change in unrealized appreciation (depreciation)	$979,983
Net realized and unrealized gain	$770,414
Net increase in net assets from operations	$1,949,031
6
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,178,617	$2,064,147
Net realized loss	(209,569)	(77,946)
Net change in unrealized appreciation (depreciation)	979,983	(981,972)
Net increase in net assets from operations	$1,949,031	$1,004,229
Distributions to shareholders:
Class A	$(363,359)	$(753,693)
Class C	(20,149)	(36,926)
Class I	(779,026)	(1,218,760)
Total distributions to shareholders	$(1,162,534)	$(2,009,379)
Transactions in shares of beneficial interest:
Class A	$995,997	$(8,588,257)
Class C	112,287	(360,449)
Class I	6,406,261	7,358,174
Net increase (decrease) in net assets from Fund share transactions	$7,514,545	$(1,590,532)
Net increase (decrease) in net assets	$8,301,042	$(2,595,682)
Net Assets
At beginning of period	$63,551,472	$66,147,154
At end of period	$71,852,514	$63,551,472
7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Financial Highlights

	Class A
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.32	$9.47	$9.36	$9.63	$10.30	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.28	$0.22	$0.17	$0.19
Net realized and unrealized gain (loss)	0.09	(0.16)	0.09	(0.28)	(0.62)	0.41
Total income (loss) from operations	$0.25	$0.15	$0.37	$(0.06)	$(0.45)	$0.60
Less Distributions
From net investment income	$(0.16)	$(0.30)	$(0.26)	$(0.21)	$(0.17)	$(0.19)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	$(0.16)	$(0.30)	$(0.26)	$(0.21)	$(0.22)	$(0.19)
Net asset value — End of period	$9.41	$9.32	$9.47	$9.36	$9.63	$10.30
Total Return(2)	2.71%(3)	1.57%	4.09%	(0.53)%	(4.47)%	6.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,265	$21,011	$29,896	$32,205	$37,054	$41,461
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88%(5)	0.91%	0.82%	0.82%	0.73%	0.74%
Net expenses	0.70%(5)	0.75%	0.82%	0.82%	0.73%	0.74%
Net investment income	3.47%(5)	3.24%	2.97%	2.38%	1.67%	1.91%
Portfolio Turnover	61%(3)	138%	76%	65%	38%	77%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.85	$9.00	$8.90	$9.15	$9.79	$9.41
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.22	$0.19	$0.14	$0.09	$0.11
Net realized and unrealized gain (loss)	0.10	(0.15)	0.09	(0.25)	(0.59)	0.38
Total income (loss) from operations	$0.22	$0.07	$0.28	$(0.11)	$(0.50)	$0.49
Less Distributions
From net investment income	$(0.12)	$(0.22)	$(0.18)	$(0.14)	$(0.09)	$(0.11)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	$(0.12)	$(0.22)	$(0.18)	$(0.14)	$(0.14)	$(0.11)
Net asset value — End of period	$8.95	$8.85	$9.00	$8.90	$9.15	$9.79
Total Return(2)	2.38%(3)	0.72%	3.26%	(1.20)%	(5.19)%	5.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,530	$1,399	$1,784	$2,867	$4,064	$5,378
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.63%(5)	1.66%	1.56%	1.56%	1.48%	1.49%
Net expenses	1.45%(5)	1.50%	1.56%	1.56%	1.48%	1.49%
Net investment income	2.72%(5)	2.49%	2.20%	1.61%	0.91%	1.18%
Portfolio Turnover	61%(3)	138%	76%	65%	38%	77%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.32	$9.47	$9.36	$9.63	$10.30	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.32	$0.29	$0.24	$0.19	$0.21
Net realized and unrealized gain (loss)	0.09	(0.16)	0.10	(0.28)	(0.62)	0.41
Total income (loss) from operations	$0.26	$0.16	$0.39	$(0.04)	$(0.43)	$0.62
Less Distributions
From net investment income	$(0.17)	$(0.31)	$(0.28)	$(0.23)	$(0.19)	$(0.21)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	$(0.17)	$(0.31)	$(0.28)	$(0.23)	$(0.24)	$(0.21)
Net asset value — End of period	$9.41	$9.32	$9.47	$9.36	$9.63	$10.30
Total Return(2)	2.79%(3)	1.72%	4.24%	(0.38)%	(4.32)%	6.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,058	$41,141	$34,467	$28,174	$36,233	$34,277
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72%(5)	0.75%	0.67%	0.67%	0.58%	0.59%
Net expenses	0.55%(5)	0.60%	0.67%	0.67%	0.58%	0.59%
Net investment income	3.63%(5)	3.39%	3.12%	2.53%	1.82%	2.05%
Portfolio Turnover	61%(3)	138%	76%	65%	38%	77%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
11

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $4,390,018 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $1,650,398 are short-term and $2,739,620 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$70,427,507
Gross unrealized appreciation	$1,540,422
Gross unrealized depreciation	(487,984)
Net unrealized appreciation	$1,052,438
12

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2025, the Fund's investment adviser fee amounted to $140,069 or 0.42% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR, has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after August 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $58,039 of the Fund’s operating expenses for the six months ended September 30, 2025.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2025, EVM earned $3,412 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,758 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2025 amounted to $15,914 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2025, the Fund paid or accrued to EVD $5,648 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2025 amounted to $1,130 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $47,080,618 and $40,531,072, respectively, for the six months ended September 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	510,719	$ 4,692,038	194,760	$ 1,850,455
Issued to shareholders electing to receive payments of distributions in Fund shares	30,935	285,247	67,824	643,096
Redemptions	(432,039)	(3,981,288)	(1,164,315)	(11,081,808)
Net increase (decrease)	109,615	$ 995,997	(901,731)	$(8,588,257)
Class C
Sales	21,830	$ 190,921	4,248	$ 38,470
Issued to shareholders electing to receive payments of distributions in Fund shares	991	8,684	1,779	16,030
Redemptions	(9,885)	(87,318)	(46,147)	(414,949)
Net increase (decrease)	12,936	$ 112,287	(40,120)	$ (360,449)
Class I
Sales	1,933,930	$17,814,848	1,449,096	$13,743,744
Issued to shareholders electing to receive payments of distributions in Fund shares	60,247	555,598	81,548	773,649
Redemptions	(1,305,501)	(11,964,185)	(753,786)	(7,159,219)
Net increase	688,676	$ 6,406,261	776,858	$ 7,358,174
14

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,347,280	$ —	$67,347,280
Taxable Municipal Obligations	—	3,633,509	—	3,633,509
Short-Term Investments	—	499,156	—	499,156
Total Investments	$ —	$71,479,945	$ —	$71,479,945
15

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser”.
16

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
17

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance New York Municipal Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to requests from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
18

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years, asset levels showing Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
19

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EXNYX-NCSR    9.30.25

Eaton Vance
Short Duration Municipal
Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Short Duration Municipal Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,705,343
		$ 5,705,343
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,752,457
		$ 3,752,457
Total Corporate Bonds (identified cost $8,970,000)		$ 9,457,800

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.921%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$416	$ 415,624
Total Tax-Exempt Mortgage-Backed Securities (identified cost $415,639)		$ 415,624

Tax-Exempt Municipal Obligations — 88.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.0%†
Virginia Resources Authority, (Pooled Financing Program), 3.00%, 11/1/33	$25	$ 24,637
		$ 24,637
Education — 6.8%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$810	$ 807,019
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	395	395,893
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	383,132
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	275	259,588
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	$100	$ 98,349
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,342,664
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.79%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,750	4,723,232
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	1,045	1,074,966
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/26(1)	105	105,958
5.00%, 7/1/27(1)	110	113,238
5.00%, 7/1/28(1)	160	167,678
5.00%, 7/1/29(1)	165	175,347
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
5.00%, 7/1/33	1,085	1,237,117
5.00%, 7/1/34	1,000	1,142,675
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	1,000	999,280
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	934,088
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	258,482
5.00%, 7/1/28	240	251,840
5.00%, 7/1/29	235	250,251
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	3,000,214
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	6,580	7,505,085
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,195	3,232,982
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,299,453
Private Colleges and Universities Authority, GA, (Emory University), 5.00%, 9/1/32	2,300	2,624,739
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	159,107
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	1,470	1,510,846
Purdue University, IN, 4.00%, 7/1/40	1,310	1,305,531
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/34(1)	1,000	1,035,258
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/35	1,750	1,974,003

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
South Carolina Jobs-Economic Development Authority, (Furman University): (continued)
5.00%, 10/1/36	$1,415	$ 1,582,995
University of California, 3.25%, 5/15/48(3)	5,000	5,000,000
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,379,407
University of Pittsburgh, PA, 4.00%, 9/15/44	3,190	3,000,738
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/38	1,050	1,141,704
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	403,428
		$ 53,876,287
Electric Utilities — 2.5%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 3.70%, 10/1/42(3)	$1,600	$ 1,600,000
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/33	2,225	2,587,014
5.00%, 9/1/35	2,130	2,494,588
5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,113,666
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,475	1,475,147
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,410,065
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,478,747
5.00%, 8/1/40	1,300	1,408,111
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	2,000	2,007,867
		$ 19,575,205
Escrowed/Prerefunded — 0.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,633,407
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 5.00%, 4/1/30(1)	80	84,543
		$ 2,717,950
General Obligations — 15.7%
Bristol, VA, 5.00%, 9/1/27	$1,635	$ 1,635,966
California:
5.00%, 8/1/35(4)	1,165	1,367,425
5.00%, 4/1/42	6,340	6,483,022
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	396,494
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
0.00%, 12/1/25	$500	$ 496,897
4.00%, 12/1/35	1,500	1,408,551
5.00%, 12/1/30	1,650	1,726,279
5.00%, 12/1/33	1,895	1,895,096
5.00%, 12/1/42	2,000	1,888,753
5.25%, 12/1/35	2,750	2,754,488
5.50%, 12/1/38	4,000	4,132,952
Chicago, IL, Escrowed to Maturity, 0.00%, 1/1/26	160	158,751
Concord School District, NH, 2.00%, 10/15/34	680	566,039
Connecticut, 5.00%, 8/15/36(4)	750	862,381
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	1,000	1,066,807
Detroit, MI:
5.00%, 4/1/26	330	332,803
5.00%, 4/1/27	695	714,182
5.00%, 4/1/28	730	763,544
5.00%, 4/1/29	515	547,602
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,067,907
5.00%, 2/15/42	1,000	1,059,349
Fairfax County, VA, 2.00%, 10/1/33	990	871,081
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	540	498,709
Falls Church, VA, 3.00%, 7/15/41	3,395	2,941,573
Fontana Unified School District, CA, (Election of 2024), 5.00%, 8/1/37	5	5,824
Fremont Union High School District, CA, 4.00%, 8/1/40	3,100	3,096,426
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,288,383
4.00%, 2/15/35	5,000	5,001,241
Gresham-Barlow School District No. 10JT, OR, 5.00%, 6/15/37	1,335	1,364,535
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/32	205	166,590
0.00%, 8/1/34	470	346,104
Honolulu City and County, HI, 5.00%, 7/1/36	3,000	3,469,785
Illinois:
3.25%, 11/1/26	1,440	1,446,727
4.00%, 7/1/37	3,000	2,941,502
5.00%, 1/1/41	2,650	2,651,665
Kearney, MO, 2.00%, 3/1/33	680	605,592

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lafourche Parish School Board, LA:
5.00%, 3/1/35(4)	$275	$ 307,682
5.00%, 3/1/39(4)	240	257,382
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	365,148
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,169,895
Loyalsock Township School District, PA, 2.00%, 5/1/32	1,000	892,661
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	3,495	3,987,976
Maryland, 3.00%, 8/1/31	3,105	3,110,886
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	1,225	1,244,434
Molalla River School District No. 35, OR, 5.00%, 6/15/38	990	1,107,790
Monroe and St. Clair Counties Community Unit School District No. 4, IL, 5.50%, 7/1/40	2,230	2,231,346
Monroe County, PA, 5.00%, 7/15/38	1,000	1,087,946
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,501,959
Navarro Independent School District, TX, (PSF Guaranteed), 4.00% to 2/15/28 (Put Date), 2/15/62	2,500	2,582,681
New Jersey, 2.00%, 6/1/27	5,000	4,921,826
New York, NY:
5.00%, 8/1/29	3,515	3,541,248
5.00%, 8/1/32	700	796,353
(SPA: Barclays Bank PLC), 3.85%, 6/1/44(3)	1,580	1,580,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/44(3)	2,600	2,600,000
(SPA: TD Bank, N.A.), 3.90%, 9/1/49(3)	3,000	3,000,000
Northampton County, PA:
5.00%, 10/1/33	400	461,948
5.00%, 10/1/34	285	326,733
Oklahoma, OK, 4.00%, 3/1/35	355	368,116
Oregon City School District No. 62, OR:
5.00%, 6/15/35	60	69,857
5.00%, 6/15/38	1,800	2,020,738
Pioneer School District No. 402, WA, 5.00%, 12/1/37	650	717,403
Prosper Independent School District, TX, (PSF Guaranteed):
4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,514,055
4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,064,450
Racine, WI, 4.50%, 3/15/27	5,000	5,038,071
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,305	1,422,404
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,081,907
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,765	4,651,483
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,890	1,897,210
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Union R-XI School District, MO, 5.00%, 3/1/42	$1,190	$ 1,252,281
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,936,297
		$124,131,191
Hospital — 5.7%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,500,539
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	737,917
5.00%, 7/1/30(1)	285	295,427
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	451,518
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	743,320
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,343,524
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	4,350	4,366,355
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	80,138
Massachusetts Development Finance Agency, (Milford Regional Medical Center), Escrowed to Maturity, 5.00%, 7/15/26(1)	150	152,778
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,485	2,207,281
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	2,700	2,420,981
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	850	850,000
5.00%, 10/1/26	960	960,465
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	807,415
5.00%, 7/1/29	300	302,730
5.00%, 7/1/30	1,595	1,608,936
New York City Health and Hospitals Corp., NY, 5.00%, 2/15/35	1,250	1,442,766
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/28	2,300	2,419,940
5.25%, 11/1/38	1,330	1,439,974
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	225,000
5.00%, 10/1/26	150	152,168
5.00%, 10/1/27	125	129,182

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (Samaritan Health Services): (continued)
5.00%, 10/1/28	$150	$ 157,167
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	974,065
5.00%, 4/1/29	1,000	878,868
5.00%, 4/1/30	905	788,313
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,359,945
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 3.85%, 7/1/52(3)	2,130	2,130,000
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	283,701
5.00%, 11/15/28	275	287,050
5.00%, 11/15/29	250	263,628
5.00%, 11/15/30	250	265,873
5.00%, 11/15/31	275	293,226
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,553,066
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,908,800
4.00%, 11/15/46	3,290	3,008,978
5.00%, 11/15/34	1,000	1,009,533
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,246,644
Prerefunded to 5/15/26, 4.00%, 11/15/46	30	30,248
		$ 45,077,459
Housing — 8.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,284,830
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	490	457,730
1.35%, 11/15/30	1,035	944,135
1.35%, 11/15/30	2,300	2,152,280
Sustainability Bonds, (SPA: TD Bank, N.A.), 2.90%, 11/15/51(5)	1,800	1,800,000
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	500	501,619
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	2,000	2,026,058
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,992,759
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	$1,500	$ 1,519,829
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.90%, 7/1/47(3)	2,000	2,000,000
Louisiana Housing Corp., SFMR:
(FHLMC), (FNMA), (GNMA), 4.00%, 6/1/37	625	629,358
(FHLMC), (FNMA), (GNMA), 4.00%, 12/1/37	295	295,507
(FHLMC), (FNMA), (GNMA), 4.15%, 12/1/40	2,140	2,145,600
Maine Housing Authority, 3.00%, 11/15/39	3,000	2,643,059
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	575	581,823
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,920,581
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	70	70,095
Massachusetts Housing Finance Agency:
Social Bonds, 3.00%, 12/1/50	2,690	2,661,132
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.95%, 6/1/32	1,160	1,031,147
Michigan Housing Development Authority:
3.75%, 4/1/27	2,100	2,100,309
Social Bonds, 5.50%, 12/1/53	1,365	1,473,581
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	840	780,409
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	925	926,545
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	310	310,463
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,590	1,623,974
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	784,342
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,839,589
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,684,130
North Carolina Housing Finance Agency, (Liq: TD Bank, N.A.), 3.90%, 1/1/50(3)	3,000	3,000,000
Oregon Housing and Community Services Department, SFMR, 3.80%, 7/1/34	1,345	1,339,164
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	161,602
5.00%, 7/1/27	385	394,615
5.00%, 7/1/28	240	249,077

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University): (continued)
5.00%, 7/1/29	$535	$ 561,405
5.00%, 7/1/30	225	235,790
5.00%, 7/1/31	485	506,307
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/26	600	606,006
5.00%, 7/1/27	375	384,365
5.00%, 7/1/28	340	352,858
5.00%, 7/1/29	300	311,044
5.00%, 7/1/30	465	481,637
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,099,504
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,035,103
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,444,143
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,957,765
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA), 4.25%, 2/1/41	1,285	1,278,534
		$ 67,579,803
Industrial Development Revenue — 9.0%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 488,621
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.85%, 7/1/49(3)	3,450	3,450,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,335	5,369,923
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	1,500	1,500,700
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 3.85%, 11/1/42(1)	1,875	1,874,905
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,278,731
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,085,663
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,525,431
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,752,009
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.): (continued)
(AMT), 3.10%, 5/1/26	$4,005	$ 3,968,755
(AMT), 4.00%, 3/1/37	2,000	1,938,074
Houston, TX, (United Airlines, Inc. Terminal Improvement), (AMT), 5.00%, 7/15/27	2,550	2,596,097
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,945,140
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	971,295
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	3,998,320
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,509,596
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	976,869
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,488,647
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	672,569
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,875,172
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 1.50% to 11/4/25 (Put Date), 2/1/26	1,000	996,872
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	460	462,912
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,899,809
(AMT), 3.85%, 8/1/45	3,000	2,999,645
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,610,185
(AMT), 2.625%, 11/1/25	1,500	1,498,307
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,440,181
West Virginia Economic Development Authority, (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	1,380	1,395,806
		$ 71,570,234

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	$500	$ 537,087
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	195,979
		$ 733,066
Insured - Electric Utilities — 0.4%
New York Power Authority, Green Transmission Revenue, Green Bonds, (AG), 5.00%, 11/15/27	$1,500	$ 1,589,174
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,754,261
		$ 3,343,435
Insured - General Obligations — 2.0%
Butler County Unified School District No. 402, KS:
(BAM), 5.25%, 9/1/35	$120	$ 136,631
(BAM), 5.25%, 9/1/36	250	281,091
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,945	1,866,764
Lanterns Metropolitan District No. 1, CO, (AG), 4.00%, 12/1/39	1,000	974,030
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/37(4)	285	319,317
(BAM), 5.00%, 7/1/38(4)	500	555,423
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,828
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/43	1,140	1,200,895
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33	285	311,338
(BAM), 5.00%, 12/1/34	200	217,525
(BAM), 5.00%, 12/1/39	1,125	1,191,175
Shreveport, LA:
(AG), 5.00%, 3/1/32	45	49,574
(AG), 5.00%, 3/1/33	95	105,094
(AG), 5.00%, 3/1/44	1,250	1,276,382
Sparta Area School District, WI, (AG), 3.00%, 3/1/41	1,000	830,028
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/37	1,125	1,254,027
St. Martin Parish School Board, LA, (AG), 5.00%, 3/1/33	435	493,739
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	2,500	2,347,785
Westchester, IL:
(BAM), 5.00%, 12/15/36	500	550,427
(BAM), 5.00%, 12/15/39	500	536,634
(BAM), 5.00%, 12/15/40	600	641,559
		$ 15,625,266
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.7%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.), (AG), 5.00%, 7/1/30	$4,750	$ 5,280,989
		$ 5,280,989
Insured - Lease Revenue/Certificates of Participation — 0.2%
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana State University South Quad):
(AG), 5.00%, 1/1/36	$270	$ 304,571
(AG), 5.00%, 7/1/36	245	274,931
(AG), 5.00%, 1/1/37	445	496,486
(AG), 5.00%, 7/1/37	620	687,899
		$ 1,763,887
Insured - Special Tax Revenue — 0.8%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/37	$1,610	$ 1,705,091
Fort Smith, AR, Sales and Use Tax Revenue:
(AG), 5.00%, 11/1/35(4)	345	392,608
(AG), 5.00%, 11/1/36(4)	400	449,555
Lake Elsinore Facilities Financing Authority, CA, (AG), 5.00%, 9/1/37	1,085	1,239,047
San Clemente Community Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/38	1,250	1,421,945
(BAM), 5.00%, 9/1/39	1,165	1,313,969
		$ 6,522,215
Insured - Transportation — 0.1%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/33	$500	$ 563,541
		$ 563,541
Insured - Water and Sewer — 0.3%
Berkeley County Public Service Sewer District, WV:
Green Bonds, (BAM), 5.00%, 6/1/38	$670	$ 718,047
Green Bonds, (BAM), 5.00%, 6/1/39	705	750,959
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), (AG), 5.00%, 9/1/41	1,000	1,081,877
		$ 2,550,883
Lease Revenue/Certificates of Participation — 3.6%
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/41	$1,195	$ 1,278,027
Castle Rock, CO, 5.25%, 12/1/42	520	568,930
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/29	280	299,989

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Cleveland Educational Facilities Authority, OK, (Cleveland Public School): (continued)
5.00%, 9/1/30	$325	$ 352,442
5.00%, 9/1/32	310	340,645
5.00%, 9/1/33	285	315,098
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	400	426,877
5.00%, 7/15/42	700	739,296
Hancock County Redevelopment Authority, IN, 4.00%, 8/15/42	610	576,414
McIntosh County Educational Facilities Authority, OK, (Eufaula Public Schools):
5.00%, 9/1/32	265	288,130
5.00%, 9/1/33	475	516,928
5.00%, 9/1/35	650	700,433
5.00%, 9/1/37	1,250	1,313,957
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,484,687
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,016,372
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,031,003
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/34	300	339,646
5.00%, 7/15/35	270	301,605
5.00%, 7/15/36	275	303,134
Oklahoma County Finance Authority, OK, (Western Heights Public Schools):
5.00%, 9/1/30	1,000	1,061,940
5.00%, 9/1/35	1,840	1,920,042
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	702,506
5.00%, 6/1/36	345	387,144
5.00%, 6/1/37	575	639,177
5.00%, 6/1/38	310	342,476
Saratoga County Capital Resource Corp., NY, (WSWHE BOCES):
5.00%, 7/1/33	250	284,679
5.00%, 7/1/34	150	171,155
5.00%, 7/1/35	500	568,619
Snowmass Village, CO, Certificates of Participation:
5.00%, 12/1/30	145	160,502
5.00%, 12/1/35	740	805,529
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,400	2,090,837
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	360	397,448
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Twin Lakes School Building Corp., IN: (continued)
5.00%, 7/15/37	$800	$ 858,799
		$ 28,584,466
Other Revenue — 5.9%
Black Belt Energy Gas District, AL:
3.26%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$15,000	$ 14,842,582
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,078,594
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,487,152
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,331,033
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	2,880	3,051,541
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,402,283
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,015	6,589,692
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	810,307
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,780,260
Northern California Gas Authority No. 1, Gas Project Revenue, 3.77%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	350	349,828
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,350,525
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.581%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,110	1,109,663
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.528%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,630	1,629,921
		$ 46,813,381
Senior Living/Life Care — 4.3%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	$365	$ 371,360
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,365	1,324,232
2.625%, 5/15/29	1,790	1,714,331
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	199,641
4.00%, 1/1/28	240	239,566
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
4.00%, 6/1/26(1)	110	110,019
5.00%, 6/1/31(1)	285	299,861
5.00%, 6/1/35(1)	225	231,726

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	$500	$ 507,721
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	265	263,446
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.59%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	721,320
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,252,636
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	460	456,830
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	515,000
4.00%, 10/1/26(1)	1,000	1,004,904
4.00%, 10/1/27(1)	400	404,767
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/25	100	100,027
4.00%, 12/1/26	150	150,639
4.00%, 12/1/27	200	202,022
4.00%, 12/1/28	200	202,754
4.00%, 12/1/29	250	253,360
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	703,868
5.625%, 7/1/46(1)	425	422,444
5.75%, 7/1/54(1)	1,130	1,114,165
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,288,723
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	640,048
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	405,822
5.00%, 7/1/31	670	677,929
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/26	240	239,392
5.00%, 1/1/27	565	566,078
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	2,515	3,551,396
11.50%, 7/1/27(1)	275	275,915
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,245,829
5.00%, 5/15/26	1,000	1,000,354
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	$225	$ 225,348
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	215	220,636
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	305	306,235
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,395	1,400,921
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/25	275	274,895
5.00%, 11/15/27	300	306,120
5.00%, 11/15/29	115	119,723
5.00%, 11/15/30	180	188,950
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/25	180	179,758
4.00%, 12/15/26	375	373,209
4.00%, 12/15/27	215	213,511
4.00%, 12/15/28	200	197,986
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/32	1,015	1,037,209
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25	250	249,653
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	621,223
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/25	275	274,903
4.00%, 12/1/26	240	240,237
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,014,876
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,019,349
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	400,803
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	248,307
		$ 33,771,977
Special Tax Revenue — 5.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 410,841

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Allentown Neighborhood Improvement Zone Development Authority, PA: (continued)
5.00%, 5/1/28	$575	$ 601,020
5.00%, 5/1/29	600	635,983
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,055,683
Baltimore, MD, (Harbor Point):
2.85%, 6/1/26(1)	135	134,040
2.95%, 6/1/27(1)	175	172,629
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/38	500	554,753
5.00%, 7/1/39	500	549,840
Connecticut, Special Tax Revenue, 4.00%, 9/1/34	4,000	4,017,767
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,364,479
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	900	999,432
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	705	680,662
Lawton Industrial Development Authority, OK:
5.00%, 7/1/33	500	565,294
5.00%, 7/1/34	500	560,835
5.00%, 7/1/35	250	277,962
Maryland Department of Transportation, 2.50%, 10/1/33	470	440,357
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,650,591
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,003,358
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	1,955	2,007,979
5.00%, 5/1/36	2,000	2,302,223
5.00%, 5/1/37	3,140	3,558,749
(SPA: Barclays Bank PLC), 3.85%, 8/1/39(3)	2,000	2,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	3,000	3,452,808
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	155	154,992
Omaha, NE, Riverfront Redevelopment Special Tax Revenue:
5.00%, 4/15/41	600	652,024
5.00%, 4/15/42	600	645,714
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,848,846
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	505	505,392
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tolomato Community Development District, FL, 2.625%, 5/1/27	$505	$ 497,490
Utah Transit Authority, 5.00%, 12/15/33	4,000	4,667,034
		$ 46,968,777
Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (Chesla Loan Program):
(AMT), 4.75%, 11/15/36	$575	$ 589,220
(AMT), 5.25%, 11/15/34	260	279,871
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/35	635	673,621
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,055	1,038,425
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	2,850	2,857,836
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/33	1,780	1,889,104
		$ 7,328,077
Transportation — 10.3%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,503,594
Chicago, IL, (Midway International Airport), 4.00%, 1/1/34	6,000	6,004,757
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,229,199
(AMT), 5.00%, 1/1/37	1,450	1,567,851
(AMT), 5.00%, 1/1/38	1,780	1,907,230
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,400	2,785,459
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,068,420
(AMT), 5.00%, 11/15/30	7,170	7,860,362
(AMT), 5.00%, 12/1/32	6,350	6,651,066
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	510	511,019
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/34	4,000	4,447,630
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/27	5,235	5,433,561
(AMT), 5.00%, 5/15/36	2,940	2,994,544
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	1,500	1,603,428
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,035,834

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/29	$2,000	$ 2,076,202
Oklahoma Turnpike Authority, 4.00%, 1/1/42	2,705	2,664,018
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,065,104
(AMT), 5.00%, 7/1/42	2,945	2,959,084
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,128,030
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,082,007
(AMT), 5.00%, 5/1/37	2,100	2,119,334
(AMT), 5.00%, 4/1/40	3,955	3,954,764
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,009,866
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	2,220	2,277,686
Virginia Port Authority:
5.00%, 7/1/34	900	1,037,340
5.00%, 7/1/35	315	363,046
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,522,003
		$ 81,862,438
Water and Sewer — 4.7%
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	$825	$ 839,440
4.00%, 12/1/38	1,000	971,190
District of Columbia Water and Sewer Authority, Green Bonds, 5.00%, 10/1/35	2,045	2,381,910
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/37	1,370	1,550,162
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	4,000	4,586,955
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	1,950	1,917,712
Macon Water Authority, GA, 2.92%, 10/1/38(5)	1,450	1,450,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
3.70%, 6/15/33(3)	4,750	4,750,000
(SPA: Barclays Bank PLC), 3.85%, 6/15/50(3)	2,500	2,500,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/43(3)	2,395	2,395,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,362
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,370	4,349,317
St. Lucie County, FL, 5.00%, 10/1/41	4,250	4,607,807
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/34	$110	$ 128,914
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	3,053,876
Woodruff-Roebuck Water District, SC:
5.00%, 6/1/34(4)	250	285,771
5.00%, 6/1/36(4)	250	280,668
		$ 36,910,084
Total Tax-Exempt Municipal Obligations (identified cost $697,821,466)		$703,175,248

Taxable Municipal Obligations — 7.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$865	$ 870,008
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	524,768
University of California, 4.15%, 7/1/41(5)	5,100	5,100,000
		$ 6,494,776
General Obligations — 0.9%
California, 7.50%, 4/1/34(6)	$2,500	$ 2,935,713
Cecil County, MD, 1.20%, 11/1/27	420	399,597
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	574,092
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,574,815
		$ 7,484,217
Hospital — 0.3%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 244,644
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	640	626,211
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,730,617
		$ 2,601,472

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.6%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 5,044,760
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.20%, 11/15/50(5)	4,600	4,600,000
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.15%, 7/1/45(5)	1,285	1,285,000
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 4.15%, 11/1/45(5)	1,000	1,000,000
Social Bonds, (SPA: TD Bank, N.A.), 4.10%, 11/1/55(5)	8,725	8,725,000
		$ 20,654,760
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 587,901
Valley View School District, PA, (BAM), 2.20%, 5/15/26	455	449,324
		$ 1,037,225
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AG), 1.272%, 8/15/26	$550	$ 537,893
(AG), 1.573%, 8/15/27	500	479,392
(AG), 1.743%, 8/15/28	750	705,251
(AG), 1.924%, 8/15/29	1,535	1,420,409
		$ 3,142,945
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$4,860	$ 4,736,819
		$ 4,736,819
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,281,268
		$ 5,281,268
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 497,879
		$ 497,879
Special Tax Revenue — 0.6%
Illinois, Sales Tax Revenue, 1.453%, 6/15/26	$3,000	$ 2,947,076
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	$1,640	$ 1,677,047
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	330,002
		$ 4,954,125
Transportation — 0.3%
Atlanta, GA, Airport Customer Facility Charge Revenue, 4.489%, 7/1/31	$1,000	$ 1,008,555
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	1,150	1,143,048
		$ 2,151,603
Total Taxable Municipal Obligations (identified cost $59,247,340)		$ 59,037,089

Short-Term Investments — 1.1%
U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/14/25	$2,500	$ 2,496,358
0.00%, 10/16/25	4,000	3,993,252
0.00%, 10/21/25	2,000	1,995,512
Total U.S. Treasury Obligations (identified cost $8,484,979)		$ 8,485,122
Total Short-Term Investments (identified cost $8,484,979)		$ 8,485,122
Total Investments — 98.5% (identified cost $774,939,424)		$780,570,883
Other Assets, Less Liabilities — 1.5%		$ 12,128,391
Net Assets — 100.0%		$792,699,274

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $30,451,794 or 3.8% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	12.5%
New York	10.8%
Others, representing less than 10% individually	72.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 5.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Statement of Assets and Liabilities (Unaudited)

September 30, 2025
Assets
Investments, at value (identified cost $774,939,424)	$780,570,883
Cash	221,972
Interest receivable	8,656,015
Receivable for investments sold	7,284,480
Receivable for Fund shares sold	3,263,524
Trustees' deferred compensation plan	41,716
Total assets	$800,038,590
Liabilities
Payable for when-issued securities	$5,070,549
Payable for Fund shares redeemed	993,218
Distributions payable	790,285
Payable to affiliates:
Investment adviser and administration fee	257,654
Distribution and service fees	22,924
Sub-transfer agency fee	1,209
Trustees' deferred compensation plan	41,716
Accrued expenses	161,761
Total liabilities	$7,339,316
Net Assets	$792,699,274
Sources of Net Assets
Paid-in capital	$823,727,185
Accumulated loss	(31,027,911)
Net Assets	$792,699,274
Class A Shares
Net Assets	$127,735,965
Shares Outstanding	12,847,356
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.94
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.27
Class C Shares
Net Assets	$9,938,646
Shares Outstanding	1,043,637
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.52
Class I Shares
Net Assets	$655,024,663
Shares Outstanding	65,850,772
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.95
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2025
Investment Income
Interest income	$14,306,960
Total investment income	$14,306,960
Expenses
Investment adviser and administration fee	$1,507,539
Distribution and service fees:
Class A	90,794
Class C	46,422
Trustees’ fees and expenses	24,394
Custodian fee	79,494
Transfer and dividend disbursing agent fees	108,844
Legal and accounting services	71,426
Printing and postage	628
Registration fees	40,665
Miscellaneous	46,084
Total expenses	$2,016,290
Net investment income	$12,290,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(502,565)
Net realized loss	$(502,565)
Change in unrealized appreciation (depreciation):
Investments	$11,320,589
Net change in unrealized appreciation (depreciation)	$11,320,589
Net realized and unrealized gain	$10,818,024
Net increase in net assets from operations	$23,108,694

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,290,670	$23,352,851
Net realized gain (loss)	(502,565)	3,026,100
Net change in unrealized appreciation (depreciation)	11,320,589	(418,954)
Net increase in net assets from operations	$23,108,694	$25,959,997
Distributions to shareholders:
Class A	$(1,923,911)	$(3,614,792)
Class C	(124,856)	(278,278)
Class I	(10,354,338)	(18,819,032)
Total distributions to shareholders	$(12,403,105)	$(22,712,102)
Transactions in shares of beneficial interest:
Class A	$8,130,930	$(5,372,699)
Class C	(1,215,934)	(2,544,241)
Class I	36,198,743	16,807,383
Net increase in net assets from Fund share transactions	$43,113,739	$8,890,443
Net increase in net assets	$53,819,328	$12,138,338
Net Assets
At beginning of period	$738,879,946	$726,741,608
At end of period	$792,699,274	$738,879,946

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Financial Highlights

	Class A
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.81	$9.76	$9.70	$9.88	$10.28	$9.90
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.31	$0.28	$0.20	$0.11	$0.16
Net realized and unrealized gain (loss)	0.14	0.04	0.06	(0.18)	(0.40)	0.38
Total income (loss) from operations	$0.29	$0.35	$0.34	$0.02	$(0.29)	$0.54
Less Distributions
From net investment income	$(0.16)	$(0.30)	$(0.28)	$(0.20)	$(0.11)	$(0.16)
Total distributions	$(0.16)	$(0.30)	$(0.28)	$(0.20)	$(0.11)	$(0.16)
Net asset value — End of period	$9.94	$9.81	$9.76	$9.70	$9.88	$10.28
Total Return(2)	2.95%(3)	3.59%	3.57%	0.18%	(2.85)%	5.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$127,736	$117,899	$122,727	$154,478	$201,964	$192,676
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65%(5)	0.67%	0.66%	0.65%	0.64%	0.66%
Net expenses	0.65%(5)	0.67%	0.66%	0.65%	0.64%	0.66%
Net investment income	3.15%(5)	3.11%	2.94%	2.01%	1.08%	1.55%
Portfolio Turnover	41%(3)	98%	70%	78%	57%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.39	$9.35	$9.29	$9.47	$9.85	$9.48
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.22	$0.20	$0.12	$0.03	$0.08
Net realized and unrealized gain (loss)	0.13	0.03	0.06	(0.18)	(0.38)	0.37
Total income (loss) from operations	$0.24	$0.25	$0.26	$(0.06)	$(0.35)	$0.45
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.20)	$(0.12)	$(0.03)	$(0.08)
Total distributions	$(0.11)	$(0.21)	$(0.20)	$(0.12)	$(0.03)	$(0.08)
Net asset value — End of period	$9.52	$9.39	$9.35	$9.29	$9.47	$9.85
Total Return(2)	2.62%(3)	2.73%	2.82%	(0.65)%	(3.54)%	4.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,939	$11,029	$13,497	$20,818	$30,887	$32,499
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.40%(5)	1.42%	1.41%	1.41%	1.39%	1.41%
Net expenses	1.40%(5)	1.42%	1.41%	1.41%	1.39%	1.41%
Net investment income	2.39%(5)	2.36%	2.18%	1.24%	0.34%	0.81%
Portfolio Turnover	41%(3)	98%	70%	78%	57%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.81	$9.76	$9.71	$9.89	$10.29	$9.90
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.32	$0.30	$0.21	$0.13	$0.17
Net realized and unrealized gain (loss)	0.14	0.04	0.04	(0.18)	(0.40)	0.39
Total income (loss) from operations	$0.30	$0.36	$0.34	$0.03	$(0.27)	$0.56
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.21)	$(0.13)	$(0.17)
Total distributions	$(0.16)	$(0.31)	$(0.29)	$(0.21)	$(0.13)	$(0.17)
Net asset value — End of period	$9.95	$9.81	$9.76	$9.71	$9.89	$10.29
Total Return(2)	3.13%(3)	3.75%	3.62%	0.33%	(2.70)%	5.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$655,025	$609,952	$590,518	$707,917	$807,534	$664,004
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.50%(5)	0.52%	0.50%	0.50%	0.49%	0.51%
Net expenses	0.50%(5)	0.52%	0.50%	0.50%	0.49%	0.51%
Net investment income	3.30%(5)	3.26%	3.09%	2.16%	1.23%	1.71%
Portfolio Turnover	41%(3)	98%	70%	78%	57%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to September 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $37,152,170 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $20,419,944 are short-term and $16,732,226 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$773,948,248
Gross unrealized appreciation	$11,766,143
Gross unrealized depreciation	(5,143,508)
Net unrealized appreciation	$6,622,635

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended September 30, 2025, the investment adviser and administration fee amounted to $1,507,539 or 0.40% (annualized) of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2025, EVM earned $2,822 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,564 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2025 in the amount of $2,962. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2025 amounted to $90,794 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2025, the Fund paid or accrued to EVD $38,685 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2025 amounted to $7,737 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 0.75% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2025, the Fund was informed that EVD received $189 and $442 of CDSCs paid by Class A and Class C shareholders, respectively.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $337,006,886 and $305,544,712, respectively, for the six months ended September 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,932,784	$ 18,976,585	2,875,625	$ 28,335,170
Issued to shareholders electing to receive payments of distributions in Fund shares	162,337	1,593,205	301,800	2,966,282
Redemptions	(1,268,623)	(12,438,860)	(3,733,385)	(36,674,151)
Net increase (decrease)	826,498	$ 8,130,930	(555,960)	$ (5,372,699)
Class C
Sales	139,336	$ 1,308,397	302,690	$ 2,853,765
Issued to shareholders electing to receive payments of distributions in Fund shares	11,865	111,516	25,428	239,358
Redemptions	(281,536)	(2,635,847)	(598,082)	(5,637,364)
Net decrease	(130,335)	$ (1,215,934)	(269,964)	$ (2,544,241)
Class I
Sales	13,060,547	$127,824,360	18,370,806	$180,633,067
Issued to shareholders electing to receive payments of distributions in Fund shares	645,052	6,333,918	1,157,223	11,379,271
Redemptions	(10,016,081)	(97,959,535)	(17,853,394)	(175,204,955)
Net increase	3,689,518	$ 36,198,743	1,674,635	$ 16,807,383
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2025.
Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,457,800	$ —	$ 9,457,800
Tax-Exempt Mortgage-Backed Securities	—	415,624	—	415,624
Tax-Exempt Municipal Obligations	—	703,175,248	—	703,175,248
Taxable Municipal Obligations	—	59,037,089	—	59,037,089
Short-Term Investments	—	8,485,122	—	8,485,122
Total Investments	$ —	$780,570,883	$ —	$780,570,883

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the fund's investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EXMAX-NCSR    9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:  November 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  November 24, 2025